SCHEDULE OF SEGMENT RECONCILIATION OF OTHER ITEMS FROM SEGMENT TO CONSOLIDATED (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Acquisition of operating properties, net		$ 4,270,192	$ 9,444,465	$ 9,729,351
Capital expenditures and tenant improvements	379,206	360,708	2,513,488	2,261,825
Total real estate investments	379,206	4,630,900	11,957,953	11,991,176
Operating Segments [Member] | Office Industrial Properties [Member]
Capital expenditures and tenant improvements	379,206	360,708	2,513,488	2,044,704
Operating Segments [Member] | Model Home Properties [Member]
Acquisition of operating properties, net		$ 4,270,192	9,444,465	9,729,351
Operating Segments [Member] | Retail Properties [Member]
Capital expenditures and tenant improvements				$ 217,121